GOODWILL AND INTANGIBLE ASSETS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Development costs not amortised	$ 31,904	$ 15,872
Description of project completion period	January 1, 2018 to December 31, 2019
Additional project cost	$ 10,560
Goodwill and other intangible assets	$ 49,433
Amortisation period for project | yr	15
Non-cash impairment charge	$ 41,755	$ 28,390
Impairment through use or sale of the assets	85,603
Total impairment loss allocated to goodwill	$ 7,876
Long term growth rate on fifth year	2.00%	2.00%
Additional impairment loss due to growth in revenues	$ 835
Variation in discount rate	10.00%
Additional impairment loss	$ 4,786
Top of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projections	7.00%
Pre tax discount rates	0.26	0.36
Bottom of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projections	20.00%
Pre tax discount rates	0.15	0.13
Premier Instrument for Haemoglobin A1c Testing [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount		$ 22,955
Troponin I, BNP assay, D-dimer [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Capitalised development cost write off		41,374
Micropillar Technology [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Capitalised development cost write off		2,946
Fiomi [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill write off		5,109
Point-of-Care [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets		$ 4
Biopool US Inc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment through use or sale of the assets	$ 32,177
Total impairment loss allocated to goodwill	41,755
Trinity Biotech Manufacturing Limited [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment through use or sale of the assets	9,769
Total impairment loss allocated to goodwill	85,603
Mardx Diagnostic Inc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment through use or sale of the assets	1,902
Total impairment loss allocated to goodwill	$ 3,572